Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	[1]	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
OPERATING ACTIVITIES
Net income from discontinued operations	$ 6		$ 115	$ 32,238	$ 1,423
Income before income taxes from continuing operations	3,143		65,554	57,410	47,715
Loss before income taxes of discontinued operations	3,149		65,669	89,648	49,138
Non-cash items adjustments:
Operating non-cash expenses (income)	32		663	(1,063)	3,075
Non-cash movements in post-employment and other non-current employee benefits obligations	47		983	910	0
Allowance of expected credit losses	56		1,176	1,367	0
Depreciation	1,688		35,199	31,896	27,831
Amortization of intangible assets and deferred charges	197		4,111	2,121	2,696
Gain on sale of long-lived assets and investment in equity instruments	(7)		(150)	(7,185)	(308)
Dividends received	0		0	(3,311)	0
Disposal of long-lived assets	45		939	466	416
Impairment of long-lived assets	134		2,801	1,248	833
Share of the loss (profit) of equity method accounted investees, net of income taxes	48		993	406	(7,458)
Interest income	(571)		(11,910)	(17,609)	(3,842)
Interest expense	959		20,002	14,916	16,314
Foreign exchange (gain) loss , net	(572)		(11,929)	9,849	3,729
(Gain) on monetary position for subsidiaries in hyperinflationary economies	(10)		(209)	(94)	(527)
Market value loss on financial instruments	101		2,109	440	706
Net cash flows from operating activities before changes in operating accounts	5,096		106,282	90,935	92,603
Trade accounts receivable and other current assets	(468)		(9,761)	(12,125)	(5,685)
Other current financial assets	2		45	799	(457)
Inventories	(322)		(6,720)	(6,442)	(6,860)
Derivative financial instruments	0		0	0	5
Trade accounts payable and other accounts	555		11,578	11,177	12,006
Other non-current liabilities	(172)		(3,582)	659	471
Other current financial liabilities	7		150	3,959	2,291
Employee benefits paid	(50)		(1,039)	(1,070)	(691)
Cash flows from (used in) operations	4,648		96,953	87,892	93,683
Income taxes paid	(1,332)		(27,785)	(29,507)	(18,304)
Net cash generated by (used in) operating activities from discontinuing operations	112		2,342	(8,706)	(2,803)
Net cash generated by operating activities	3,429		71,510	49,679	72,576
INVESTING ACTIVITIES
Investment in equity method accounted investees	(36)		(750)	(1,202)	(542)
Other equity investments	8		167	0	1,593
Proceeds from the sale of shares	0		0	133,222	0
Purchases of cash investments	(419)		(8,740)	(26,725)	0
Proceeds from maturities of cash investments	0		0	0	21,830
Interest received	568		11,842	8,871	3,639
Derivative financial instruments	0		0	(199)	(560)
Dividends received from equity method accounted investees and other investees	1		19	3,449	2,602
Property, plant and equipment acquisitions	(2,094)		(43,682)	(34,814)	(29,354)
Proceeds from disposal of property, plant and equipment	42		872	857	462
Acquisition of intangible assets	(174)		(3,631)	(3,306)	(2,118)
Investment in other assets	(21)		(433)	(737)	(1,499)
Collections of other assets	16		327	775	181
Other non-current assets	(26)		(539)	(1,550)	(1,500)
Net cash (used in) generated by investing activities by discontinuing operations	(292)		(6,080)	25,426	(16,984)
Net cash (used in) generated by investing activities	(1,587)		(33,122)	132,292	(46,432)
FINANCING ACTIVITIES
Proceeds from bank loans and notes payable	58		1,207	11,238	15,855
Payments of bank loans and notes payable	(305)		(6,364)	(43,421)	(9,882)
Interest paid	(413)		(8,603)	(10,587)	(8,259)
Derivative financial instruments	(176)		(3,661)	5,882	103
Dividends paid	(1,203)		(25,080)	(18,798)	(17,506)
Contributions from non-controlling interest	0		0	0	5
Shares repurchase	(974)		(20,311)	0	0
Acquisition of non-controlling interest	0		0	0	(266)
Interest paid on leases liabilities	(362)		(7,553)	(6,718)	(5,376)
Payments of leases	(581)		(12,122)	(9,453)	(7,915)
Other financing activities	(14)		(286)	32	(1,430)
Cash flows from (used in) financing activities, discontinued operations	(61)		(1,276)	(20,727)	(1,227)
Net cash used in financing activities	(4,031)		(84,049)	(92,552)	(35,898)
(Decrease) increase in cash and cash equivalents	(2,189)		(45,661)	89,419	(9,754)
Supplemental Cash Flow Information Abstract [Abstract]
Increase in cash and cash equivalents from discontinuing operations	47		977	0	0
Cash and cash equivalents at the beginning of the period	7,917		165,112	83,439	97,407
Effects of exchange rate changes and inflation effects on cash and cash equivalents held in foreign currencies	930		19,406	(7,746)	(4,214)
Cash and cash equivalents at the end of the period	6,705	[2]	139,834	165,112	83,439
Jetro Restaurant Depot
INVESTING ACTIVITIES
Proceeds from sales of interests in associates	834		17,386	7,967	0
Envoy And Other Acquisitions
INVESTING ACTIVITIES
Proceeds from sales of interests in associates	0		0	24,468	0
Imbera
Non-cash items adjustments:
Gain on sale of shares in Heineken	(200)		(4,165)	0	0
INVESTING ACTIVITIES
Proceeds from the sale of shares	366		7,637	0	0
Heineken Company
Non-cash items adjustments:
Gain on sale of shares in Heineken	0		0	(33,070)	0
Coca-Cola FEMSA
INVESTING ACTIVITIES
Other acquisitions, net of cash acquired (see Note 4)	0		0	0	(2,356)
Proximity Americas Division
INVESTING ACTIVITIES
Other acquisitions, net of cash acquired (see Note 4)	(360)		(7,517)	(3,786)	(1,263)
Valora
OPERATING ACTIVITIES
Loss before income taxes of discontinued operations					229
INVESTING ACTIVITIES
Other acquisitions, net of cash acquired (see Note 4)	0		0	(424)	(20,504)
Other acquisitions
INVESTING ACTIVITIES
Other acquisitions, net of cash acquired (see Note 4)	$ 0		$ 0	$ 0	$ (59)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4